Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	December 31, 2022	December 31, 2021
Electronic equipment	$126,498	$137,523
Vehicles	123,081	131,894
Office equipment	24,287	24,594
Leasehold improvements	—	50,805
Less: Accumulated depreciation	223,348	267,743
	$50,518	$77,073